Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Comprehensive Income [Abstract]
NET INCOME	$ 8,465	$ 8,403	$ 7,356
Other comprehensive (loss) income:
Investment securities available for sale: Unrealized holding gains (losses)	(7,299)	628	4,276
Investment securities available for sale: Tax effect	2,481	(209)	(1,456)
Reclassification of gains recognized in net income	(881)	(1,419)	(973)
Reclassification of gains recognized in net income: Tax effect	300	482	331
Other comprehensive (loss) income	(5,399)	(518)	2,178
COMPREHENSIVE INCOME	$ 3,066	$ 7,885	$ 9,534